Consolidated Balance Sheets (Parentheticals) (10K) - USD ($) $ in Thousands	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Allowance for uncollectible accounts receivable (in dollars)	$ 2,851	$ 2,814	$ 1,309
Preferred stock, no par value (in dollars per share)	$ 0	$ 0	$ 0
Preferred stock, shares authorized	1,800,000	1,800,000	1,800,000
Common stock, no par value (in dollars per share)	$ 0	$ 0	$ 0
Common stock, shares authorized	640,000,000	640,000,000	640,000,000
Common stock, shares issued	40,327,675	37,783,444	35,763,663
Common stock, shares outstanding	40,327,675	37,783,444	35,763,663
Series A Convertible Preferred Stock
Preferred stock, shares authorized	900,000	900,000	900,000
Preferred stock, shares issued	445,063	445,063	445,063
Preferred stock, shares outstanding	445,063	445,063	445,063
Preferred stock, liquidation preference value (in dollars)	$ 18,775	$ 18,108	$ 17,440